Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Details) (Detail)	8 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss	$ (456,716)
Less: net income attributable to common stock subject to redemption	(19,837)
Net loss attributable to common stockholders	$ (476,553)
Weighted-average common shares outstanding, basic and diluted | shares	5,920,089 [1]
Net loss per share common share, basic and diluted | $ / shares	$ (0.08)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.